Provisions for employees' benefits - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Termination benefits expense	$ 124,186	$ 137,859
Level 1
Disclosure of defined benefit plans [line items]
Percentage of plan assets	26.60%	47.40%
Level 2
Disclosure of defined benefit plans [line items]
Percentage of plan assets	73.40%	52.60%